The breakdown of the benefit plan obligations as of December 31, 2021 and 2020 is as follows: (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Benefit payment obligations at beginning of year	$ 1,257	$ 1,181
Current service cost	66	243	$ 226
Interest cost	689	477	312
Actuarial losses	(200)	(164)	15
Result from exposure to inflation for the year	(613)	(459)
Benefits paid to participating employees	71	21
Benefit payment obligations at end of year	$ 1,128	$ 1,257	$ 1,181